                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                        BRIGHTHOUSE SEPARATE ACCOUNT A

                           BRIGHTHOUSE PRIME OPTIONS

     Supplement dated July 9, 2018 to the Prospectus dated April 30, 2018

Effective for new contracts issued on and after July 23, 2018, Brighthouse Life Insurance Company ("we," "us," or "our") will improve certain GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates available under the FlexChoice Access Level and FlexChoice Access Expedite variations of the GLWB rider offered with Brighthouse Prime Options variable annuity contracts issued by us.

CONTRACTS ISSUED PRIOR TO JULY 23, 2018 WILL RECEIVE THE FLEXCHOICE ACCESS GLWB
                 --------
WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED IN THE APRIL 30, 2018 PROSPECTUS. CONTRACTS ISSUED ON AND AFTER JULY 23, 2018 WILL RECEIVE THE
                                  ------------
NEW GLWB WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED BELOW. Please see "Purchase--Allocation of Purchase Payments" in the prospectus for information on how we process applications for new contracts. Please note, the administrative procedures for processing contract applications may vary among the selling firms through which we issue the contracts. Please speak with your financial representative about how to purchase a new contract with a GLWB rider offering the new GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 10366, Des Moines, Iowa 50306-0366, or call us at (888) 556-5412, to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

NEW GLWB RATE TABLE EFFECTIVE JULY 23, 2018
-------------------------------------------

Under "Living Benefits--Guaranteed Lifetime Withdrawal Benefit--GLWB Rate Table" in the prospectus, for FlexChoice Access Level and FlexChoice Access Expedite, 1) replace the "--" in the column "Date Last Available" with "07-22-18," and 2) insert the following new rows as the first rows of the FlexChoice Access Level and FlexChoice Access Expedite rate tables:

FLEXCHOICE ACCESS LEVEL

Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

-----------------------------------------------------------------------------------------------------------------------------
DATE         DATE      ROLLUP ROLLUP RATE   LIFETIME   MINIMUM SPOUSAL      GLWB WITHDRAWAL RATE      GLWB LIFETIME GUARANTEE
FIRST        LAST      RATE   PERIOD END    WITHDRAWAL AGE                  (WHEN ACCOUNT VALUE       RATE
AVAILABLE    AVAILABLE        DATE          AGE                             IS GREATER THAN $0)/2/    (WHEN ACCOUNT VALUE
                                                                                                      IS REDUCED TO $0)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            AGE AT 1ST     WITHDRAWAL  SINGLE       JOINT
                                                                            WITHDRAWAL        RATE    LIFETIME    LIFETIME
                                                                            AFTER AGE                 GUARANTEE   GUARANTEE
                                                                            59 1/2                      RATE        RATE
07/23/18/1/     --      5.00% 10th Contract   59 1/2   Your Spouse's        -------------------------------------------------
                              Anniversary              Date of Birthmay     59 1/2 to less
                                                       not be more than     than 65          4.25%      4.25%       3.25%
                                                       10 years after your  -------------------------------------------------
                                                       Date of Birth.       65 to less
                                                                            than 75          5.25%      5.25%       4.25%
                                                                            -------------------------------------------------
                                                                            75 to less
                                                                            than 80          5.50%      5.50%       4.50%
                                                                            -------------------------------------------------
                                                                            80+              6.00%      6.00%       5.00%
-----------------------------------------------------------------------------------------------------------------------------

                                                                 SUPP-FCPO-0718

FLEXCHOICE ACCESS EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

-----------------------------------------------------------------------------------------------------------------------------
DATE         DATE      ROLLUP ROLLUP      LIFETIME   MINIMUM              GLWB WITHDRAWAL RATE   GLWB LIFETIME GUARANTEE RATE
FIRST        LAST      RATE   RATE        WITHDRAWAL SPOUSAL AGE          (WHEN ACCOUNT VALUE    (WHEN ACCOUNT VALUE
AVAILABLE    AVAILABLE        PERIOD END  AGE                             IS GREATER THAN $0)/2/ IS REDUCED TO $0)
                              DATE
-----------------------------------------------------------------------------------------------------------------------------
                                                                          AGE AT 1ST WITHDRAWAL  AGE       SINGLE     JOINT
                                                                          WITHDRAWAL    RATE     WHEN     LIFETIME  LIFETIME
                                                                          AFTER AGE              ACCOUNT  GUARANTEE GUARANTEE
                                                                          59 1/2                 VALUE IS   RATE      RATE
                                                                                                 REDUCED
                                                                                                 TO
07/23/18/1/     --     5.00%  10th          59 1/2   Your Spouse's                               ZERO
                              Contract               Date of Birth may    ---------------------------------------------------
                              Anniversary            not be more than                            79 or
                                                     10 years after your  59 1/2 to     5.00%    younger    3.50%     2.50%
                                                     Date of Birth.       less than              ----------------------------
                                                                          65                     80+        3.75%     2.75%
                                                                          ---------------------------------------------------
                                                                                                 79 or
                                                                          65 to less    6.00%    younger    4.50%     3.50%
                                                                          than 75                ----------------------------
                                                                                                 80+        4.75%     3.75%
                                                                          ---------------------------------------------------
                                                                                                 79 or
                                                                          75 to less    6.00%    younger    4.50%     3.50%
                                                                          than 80                ----------------------------
                                                                                                 80+        4.75%     3.75%
                                                                          ---------------------------------------------------
                                                                                                 79 or
                                                                          80+           6.75%    younger     N/A       N/A
                                                                                                 ----------------------------
                                                                                                 80+        5.50%     4.50%
-----------------------------------------------------------------------------------------------------------------------------

1. FlexChoice Access and the GLWB Death Benefit currently are available for purchase in all states. FlexChoice is no longer available for purchase.

2. When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

P.O. Box 10366                                       Telephone: (888) 556-5412
Des Moines, Iowa 50306-0366